Disclosure of expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Selling, general and administrative expense	$ 3,582	$ 3,861
General and administrative expenses, excluding the below items
Statements [Line Items]
Selling, general and administrative expense	1,905	1,469
Salaries, fees and short-term benefits
Statements [Line Items]
Selling, general and administrative expense	2,716	2,038
Change in fair value of deferred share units
Statements [Line Items]
Selling, general and administrative expense	(1,401)	10
Share-based compensation
Statements [Line Items]
Selling, general and administrative expense	$ 362	$ 344